Consolidated Statements of Changes in Equity $ in Thousands		CAD ($) shares	Share Capital CAD ($) shares	Reserves CAD ($)	Share-Based Compensation CAD ($)	Compensation Options/ Warrants/Shares to be Issued CAD ($)	Convertible Notes CAD ($)	Change in Ownership Interest CAD ($)	AOCI CAD ($)	Fair Value CAD ($)	Deferred Tax CAD ($)	Associate OCI Pick-up CAD ($)	Foreign Currency Translation CAD ($)	Deficit CAD ($)	Non-Controlling Interests CAD ($)
Beginning balance (in shares) at Jun. 30, 2020 | shares			115,228,811
Beginning balance at Jun. 30, 2020		$ 2,123,226	$ 5,785,395	$ 145,395	$ 188,803	$ 42,973	$ 419	$ (86,800)	$ (187,197)	$ (194,637)	$ 18,919	$ (27)	$ (11,452)	$ (3,596,011)	$ (24,356)
Shares released for earn out payments (in shares) | shares			2,691,759
Shares released for earn out payment		20,009	$ 35,903	(15,894)		(15,894)
Shares issued for equity financings (in shares) | shares			78,671,431
Conversion of convertible notes		613,362	$ 613,362
Equity financing transaction costs		(30,936)	(30,936)
Deferred tax on transaction costs		$ (2,582)	$ (2,582)
Exercise of stock options (in shares) | shares		36,634	36,634
Exercise of stock options		$ 209	$ 420	(211)	(211)
Exercise of RSUs and DSUs (in shares) | shares			168,784
Exercise of RSUs and DSUs		0	$ 7,357	(7,357)	(7,357)
Exercise of warrants (in shares) | shares			491,500
Exercise of warrants		9,072	$ 9,748	(676)		(676)
Share-based compensation	[1]	20,243		20,243	18,979	1,264
Shares returned to treasury (in shares) | shares			(50,283)
Shares issued from treasury		1,530
Change in ownership interests in subsidiaries (in shares) | shares			830,287
Change in ownership interests in subsidiaries		0	$ 5,629											(31,449)	25,820
Comprehensive loss for the period		(714,903)							(19,814)	(16,690)		237	(3,361)	(693,625)	(1,464)
Ending balance (in shares) at Jun. 30, 2021 | shares			198,068,923
Ending balance at Jun. 30, 2021		2,037,700	$ 6,424,296	141,500	200,214	27,667	419	(86,800)	(207,011)	(211,327)	18,919	210	(14,813)	(4,321,085)	0
Shares issued for business combinations & asset acquisitions (in shares) | shares			2,467,421
Shares issued/issuable for business combinations		18,913	$ 9,230	9,683		9,683
Shares released for earn out payments (in shares) | shares			193,554
Shares released for earn out payment		1,000	$ 1,000
Shares issued for equity financings (in shares) | shares			96,570,138
Conversion of convertible notes		326,446	$ 326,446
Equity financing transaction costs		(13,410)	(13,410)
Deferred tax on transaction costs		$ (2,193)	$ (2,193)
Exercise of stock options (in shares) | shares		0
Exercise of RSU (in shares) | shares			375,193
Exercise of RSUs, PSUs and DSUs			$ 7,727	(7,727)	(7,727)
Share-based compensation	[2]	$ 13,757		13,757	13,757
NCI contribution		1,300												434	866
Shares issued from treasury (in shares) | shares			97,009
Comprehensive loss for the period		(1,722,689)							(4,710)	(2,067)	0	(2)	(2,641)	(1,717,624)	(355)
Ending balance (in shares) at Jun. 30, 2022 | shares			297,772,238
Ending balance at Jun. 30, 2022		$ 662,354	$ 6,754,626	$ 157,213	$ 206,244	$ 37,350	$ 419	$ (86,800)	$ (211,721)	$ (213,394)	$ 18,919	$ 208	$ (17,454)	$ (6,038,275)	$ 511

[1]	Included in share-based compensation is $1.3 million expense relating to milestone payments from prior year acquisitions for the year ended June 30, 2021.
[2]	Included in share-based compensation is $0.5 million relating to milestone payments for the year ended June 30, 2022 ( June 30, 2021 - $1.3 million).